Intangible assets	12 Months Ended
Dec. 31, 2022
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Intangible assets

11. Intangible assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Cost

At 1 January 2021	2,094	1,104	751	198	97	349	4,593

Exchange differences	8	5	4	(2)	–	(2)	13

Additions – internal development	–	110	–	–	–	–	110

Additions – purchased	–	2	–	–	–	–	2

Disposals and retirements	–	(135)	–	(25)	–	(43)	(203)

Acquisition of subsidiary (note 30)	43	–	–	–	–	27	70

Disposal of subsidiary (note 31)	–	–	(14)	(3)	–	(10)	(27)

Transfers	–	1	–	–	–	–	1

At 31 December 2021	2,145	1,087	741	168	97	321	4,559

Exchange differences	206	83	80	20	5	44	438

Additions – internal development	–	86	–	–	–	–	86

Additions – purchased	–	4	–	–	–	–	4

Disposals and retirements	–	(131)	–	–	–	–	(131)

Acquisition of subsidiary (note 30)	204	–	37	6	1	66	314

Disposal of subsidiary (note 31)	(75)	(9)	(20)	(8)	–	(1)	(113)

Transfers	–	(5)	–	–	–	–	(5)

At 31 December 2022	2.480	1,115	838	186	103	430	5,152

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Amortisation and impairment

At 1 January 2021	–	(676)	(594)	(158)	(95)	(328)	(1,851)

Exchange differences	–	(5)	(4)	1	(1)	4	(5)

Charge for the year	–	(113)	(34)	(8)	–	(8)	(163)

Impairment charge	–	(4)	–	–	–	–	(4)

Disposals and retirements	–	135	–	25	–	43	203

Disposal of subsidiary (note 31)	–	–	12	2	–	10	24

Transfers	–	6	–	–	–	–	6

At 31 December 2021	–	(657)	(620)	(138)	(96)	(279)	(1,790)

Exchange differences	–	(49)	(65)	(16)	(5)	(37)	(172)

Charge for the year	–	(125)	(33)	(8)	–	(13)	(179)

Impairment charge	–	–	–	–	–	–	–

Disposals and retirements	–	130	–	–	–	–	130

Disposal of subsidiary (note 31)	–	8	20	7	–	1	36

Transfers	–	–	–	–	–	–	–

At 31 December 2022	–	(693)	(698)	(155)	(101)	(328)	(1,975)

Carrying amounts

At 1 January 2021	2,094	428	157	40	2	21	2,742

At 31 December 2021	2,145	430	121	30	1	42	2,769

At 31 December 2022	2,480	422	140	31	2	102	3,177

Goodwill
The goodwill carrying value of £2,480m (2021: £2,145m) relates to acquisitions completed after 1 January 1998. Prior to 1 January 1998, all goodwill was written off to reserves on the date of acquisition. For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased). If goodwill had been restated, then a significant value would have been ascribed to other intangible assets, which would be subject to amortisation, and the carrying value of goodwill would be significantly lower. For acquisitions completed after 1 January 2003, value has been ascribed to other intangible assets which are amortised.
Software and acquired intangible assets
Acquired intangible assets are valued separately for each acquisition. For material business combinations, the valuation is carried out by an independent valuation specialist. The primary method of valuation used is the discounted cash flow method. Acquired intangibles are amortised either on a straight line basis or using an amortisation profile based on the projected cash flows underlying the acquisition date valuation of the intangible asset, which generally results in a larger proportion of amortisation being recognised in the early years of the asset’s life, depending on the individual asset. The Group keeps the expected pattern of consumption under review. Other intangibles acquired includes technology.
Amortisation of £32m (2021: £25m; 2020: £22m) is included in the income statement in cost of goods sold and £147m (2021: £138m; 2020: £158m) in operating expenses. Impairment charges of £nil (2021; £4m; 2020: £12m) are included in operating expenses within the income statement, of which £nil (2021: £4m; 2020: £nil) relates to software, £nil (2021: £nil; 2020: £2m) relates to customer lists, contracts and relationships, and £nil (2021: £nil; 2020: £10m) to other intangibles acquired.

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2022

Useful economic life

Class of intangible asset

Acquired customer lists, contracts and relationships	3-20 years

Acquired trademarks and brands	2-20 years

Acquired publishing rights	5-20 years

Other intangibles acquired	2-20 years
The expected amortisation profile of acquired intangible assets is shown below:

					2022

All figures in £ millions	One to five years	Six to ten years	Eleven to fifteen years	Sixteen to twenty years	Total

Class of intangible asset

Acquired customer lists, contracts and relationships	92	30	10	8	140

Acquired trademarks and brands	24	6	1	–	31

Acquired publishing rights	2	–	–	–	2

Other intangibles acquired	82	20	–	–	102
Impairment tests for cash-generating units (CGUs) containing goodwill
Impairment tests have been carried out where appropriate as described below. Goodwill was allocated to CGUs, or an aggregation of CGUs, where goodwill could not be reasonably allocated to individual business units. CGUs were revised in 2021. Impairment reviews were conducted on these revised CGUs as summarised below:
2022 CGUs

All figures in £ millions	2022 Goodwill

Assessment & Qualifications	1,361

Virtual Learning	443

English Language Learning	259

Workforce Skills	348

Higher Education	69

Total	2,480
2021 CGUs

All figures in £ millions	2021 Goodwill

Assessment & Qualifications	1,198

Virtual Learning	395

English Language Learning	153

Workforce Skills	223

Higher Education	68

Strategic Review (includes the separate CGUs of China, India, South Africa, Canada and Other Strategic Review)	108

Total	2,145
Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The impairment assessment is based on value in use. Other than goodwill there are no intangible assets with indefinite lives. No impairments of goodwill were recorded in 2022 or 2021.

Key judgements

The allocation of goodwill to the cash-generating units and groups of cash-generating units.

Key areas of estimation

The recoverability of goodwill balances. Key assumptions used in goodwill impairment testing are discount rates, perpetuity growth rates, forecast sales growth rates and forecast operating profits.

The valuation of acquired intangible assets recognised on the acquisition of a business. See note 30.
Determination of CGUs and reallocation of goodwill
Pearson identifies its CGUs based on its operating model and how data is collected and reviewed for management reporting and strategic planning purposes in accordance with IAS 36 ‘Impairment of Assets’. The CGUs and CGU aggregations reflect the level at which goodwill is monitored by management.
In 2021, the CGUs and aggregations of CGUs were revised to take into account the announcement and implementation of a new strategy including five new business divisions and a strategic review division.
In 2021, goodwill was reallocated to the new CGUs and aggregations of CGUs. The majority of the goodwill balances were directly mapped from one previous CGU (or CGU aggregation) to one newly created CGU (or CGU aggregation). Where it was not possible to directly map the goodwill it was reallocated using a relative value method. The key area where the relative value method was used was for the goodwill related to the previous International CGU aggregation which was reallocated across the newly created CGU aggregations where applicable.
In 2022, the separate CGUs of China, South Africa and Canada have been disposed. The goodwill related to the Strategic Review CGU has been reallocated between businesses disposed and businesses retained. All of the goodwill related to businesses retained has since been transferred to the Assessment & Qualifications CGU aggregation.
Key assumptions
For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations for all CGUs use cash flow projections based on financial budgets approved by management covering a four-year period, except for Virtual Learning which for OPM uses a longer range plan out to 2038 reflecting the term of existing contracts.
The key assumptions used by management in the value in use calculations were:
Discount rates
– The discount rates are based on the Group’s weighted average cost of capital, where the cost of equity is calculated based on the risk-free rate of government bonds, adjusted for a risk premium to reflect the increased risk in investing in equities. Where CGUs cover multiple territories, a blended risk-free rate is used. A further risk premium is assessed for each CGU. The average pre-tax
discount rates range from 11.6% to 12.0% (2021:
pre-tax
8.9% to 17.1%).
Perpetuity growth rates
– The perpetuity growth rates are based on inflation trends. A perpetuity growth rate of 2% (2021: 2%) was used for cash flows subsequent to the approved budget period for CGUs operating primarily in mature markets. This perpetuity growth rate is a conservative rate and is considered to be lower than the long-term historical growth rates of the underlying territories in which the CGU operates and the long-term growth rate prospects of the sectors in which the CGU operates. Blended growth rate of 3.5% (2021: 2.0% to 5.0%) was used for cash flows subsequent to the approved budget period for ELL which has a higher exposure to emerging markets with higher inflation. This geographically blended growth rate is generally in line with the long-term historical growth rates in those markets. The longer-term plan prepared for OPM focuses on delivery of existing contracts until their expiration, as such, a perpetuity growth rate was not applied to OPM cashflows within the Virtual Learning CGU.
The key assumptions used by management in setting the financial budgets were as follows:
Forecast sales growth rates
– Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in English Language Learning and Workforce Skills – in part due to contribution from new acquisitions, stabilisation and recovery in Higher Education, growth in Virtual Learning - albeit impacted by the unwinding of
COVID-19
enrolments and school churn in Virtual Schools in the short term, and steady growth in Assessments and Qualifications. The sales forecasts use average nominal growth rates of low-mid
single digits for mature businesses in mature markets and double digit growth where there is significant organic and inorganic investment. The Virtual Learning CGU assumes low-single
digit growth for Virtual Schools, and delivery of existing contracts in OPM which is under strategic review.
Operating profits
– Operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes to product costs, committed restructuring plans, strategic developments and new business cases to the extent they have been formally approved prior to the balance sheet date. Management applies judgement in allocating corporate costs on a reasonable and consistent basis in order to determine operating profit at a CGU level. Forecasts reflect margin improvements secured in 2022.
Management have considered the impact of climate change risks (including physical and transition risks and the costs associated with achieving the Group’s net zero commitment) and are satisfied that any related costs will not materially impact the Group’s profit forecasts or impairment judgements at 31 December 2022.
The table below shows the key assumptions used by management in the value in use calculations.

	Discount rate	Perpetuity growth rate

Assessment & Qualifications	12.0%	2.0%

Virtual Learning	11.9%	2.0%

English Language Learning	11.8%	3.5%

Workforce Skills	11.6%	2.0%

Higher Education	12.0%	2.0%
Sensitivities
Impairment testing for the year ended 31 December 2022 has identified that the Virtual Learning CGU aggregation is sensitive to reasonably possible changes in key assumptions. The Virtual learning headroom at 31 December 2022 is £82m, this headroom would be eliminated if the discount rate increased to 12.8%, the long term growth rate reduced to 0.8% or the adjusted operating profit per annum reduced by £8m.